Segment Information - Schedule of Revenue from Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 5,111,867	$ 4,946,545	$ 9,103,033	$ 8,468,621	$ 15,067,613	$ 22,701,534
Cost of revenue	(4,489,502)	(5,291,686)	(7,375,836)	(8,432,016)	(15,058,297)	(16,002,088)
Gross margin	622,365	(345,141)	1,727,197	36,605	9,316	6,534,543
Operating expenses	(866,636)	(1,550,737)	(1,688,192)	(3,214,561)	(5,346,924)	(7,716,789)
Operating loss	(244,271)	(1,895,878)	39,005	(3,177,956)	(5,337,608)	(1,182,246)
Accounts receivable, net	272,691		272,691		336,030	187,819
Total assets	2,238,770		2,238,770		2,940,089	5,835,129
Unearned revenue	1,737,545		1,737,545		2,164,972	1,574,938
Conventions [Member]
Revenue	5,111,867	4,936,084	9,103,033	8,384,041	14,983,033	21,994,433
Cost of revenue	(4,489,502)	(5,267,353)	(7,375,836)	(8,351,855)	(14,978,136)	(14,972,190)
Gross margin	622,365	(331,269)	1,727,197	32,186	4,897	(164,903)
Operating expenses	(866,636)	(1,550,096)	(1,688,192)	(3,185,706)	(5,314,391)	(6,857,340)
Operating loss	(244,271)	(1,881,365)	39,005	(3,153,520)	(5,309,494)	(7,627,847)
Accounts receivable, net	272,691		272,691		336,030	128,561
Total assets	2,283,770		2,283,770		2,940,089	5,775,871
Unearned revenue	1,737,545		1,737,545		2,164,972	1,479,392
ConBox [Member]
Revenue		10,461		84,580	84,580	707,101
Cost of revenue		(24,333)		(80,161)	(80,161)	(1,029,898)
Gross margin		(13,872)		4,419	4,419
Operating expenses		(641)		(28,855)	(32,533)	(322,797)
Operating loss		$ (14,513)		$ (24,436)	(28,114)	(88,942)
Accounts receivable, net						59,258
Total assets						59,258
Unearned revenue						$ 95,546